As filed with the Securities and Exchange Commission on July 13, 2005.
Registrations Nos.

333-93059
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 140	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on August 1, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on _____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date will be August 1, 2005.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations and Pacific Innovations Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

     This Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 24 to Registration Statement No. 333-93059 filed pursuant to Rule 485(b) under the Securities Act of 1933 on June 15, 2005. The contents of Post-Effective Amendment No. 24 are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 13th day of July, 2005.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE
COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	July 13, 2005
Glenn S. Schafer*	Director and President	July 13, 2005
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	July 13, 2005
David R. Carmichael*	Director, Senior Vice President and General Counsel	July 13, 2005
Audrey L. Milfs*	Director, Vice President and Corporate Secretary	July 13, 2005
Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	July 13, 2005
Brian D. Klemens*	Vice President and Treasurer	July 13, 2005
Gerald W. Robinson*	Executive Vice President	July 13, 2005
*By: /s/ DAVID R. CARMICHAEL David R. Carmichael as attorney-in-fact		July 13, 2005

(Powers of Attorney are contained in Post-Effective Amendment No. 9 of the Registration Statement filed on Form N-4/B for Separate Account A, File No. 333-93059, Accession No. 0001017062-02-000788 filed on April 30, 2002, as Exhibit 15.)